Composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Composition of plan assets [Abstract]
Equity securities	₩ 256,353	₩ 257,581
Debt securities	28,094	817
Due from banks	1,577,274	1,394,634
Other	81,923	61,602
Plan assets	₩ 1,943,644	₩ 1,714,634